Royalty advances	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Royalty advances

6. Royalty advances

The Company made unsecured royalty advances totaling $14,474,288 during the fiscal year ended March 31, 2021 and $21,130,420 during the fiscal year ended March 31, 2020, recoupable from the writer’s share of future royalties otherwise payable, in varying amounts. Advances expected to be recouped within the next 12 months are classified as current assets, with the remainder classified as noncurrent assets.

	2021	2020
	$	$
Opening balance	40,263,439	33,350,939
Additions	14,474,288	21,130,420
Recoupments	(13,155,647)	(14,217,920)
Closing balance	41,582,080	40,263,439